Principal Group companies - Subsidiaries (Details)	12 Months Ended
Dec. 31, 2023 shares
Nokia Solutions and Networks Oy
Principal Group companies
Proportion of ownership interest in subsidiary	100.00%
Nokia Solutions and Networks Oy | Parent holding
Principal Group companies
Proportion of ownership interest in subsidiary	100.00%
Nokia of America Corporation
Principal Group companies
Proportion of ownership interest in subsidiary	100.00%
Nokia Shanghai Bell Co., Ltd
Principal Group companies
Proportion of ownership interest in subsidiary	50.00%
Shares more or (less) than 50% ownership (in shares)	1
Nokia Solutions and Networks B.V.
Principal Group companies
Proportion of ownership interest in subsidiary	100.00%
Nokia Technologies Oy
Principal Group companies
Proportion of ownership interest in subsidiary	100.00%
Nokia Technologies Oy | Parent holding
Principal Group companies
Proportion of ownership interest in subsidiary	100.00%
Nokia Participations
Principal Group companies
Proportion of ownership interest in subsidiary	100.00%
Alcatel Lucent
Principal Group companies
Proportion of ownership interest in subsidiary	100.00%
Nokia Networks France
Principal Group companies
Proportion of ownership interest in subsidiary	100.00%
Nokia Solutions and Networks India Private Limited
Principal Group companies
Proportion of ownership interest in subsidiary	100.00%
Nokia Solutions and Networks Japan G.K.
Principal Group companies
Proportion of ownership interest in subsidiary	100.00%
Nokia Solutions and Networks Branch Operations Oy
Principal Group companies
Proportion of ownership interest in subsidiary	100.00%
Alcatel Submarine Networks
Principal Group companies
Proportion of ownership interest in subsidiary	100.00%
Nokia Arabia Limited
Principal Group companies
Proportion of ownership interest in subsidiary	100.00%
Nokia Solutions and Networks do Brasil Telecomunicações Ltda.
Principal Group companies
Proportion of ownership interest in subsidiary	100.00%
Nokia Solutions and Networks Taiwan Co., Ltd.
Principal Group companies
Proportion of ownership interest in subsidiary	100.00%
Nokia Spain, S.A.
Principal Group companies
Proportion of ownership interest in subsidiary	100.00%
Nokia UK Limited
Principal Group companies
Proportion of ownership interest in subsidiary	100.00%
Nokia Solutions and Networks System Technology (Beijing) Co., Ltd.
Principal Group companies
Proportion of ownership interest in subsidiary	50.00%
Nokia Canada Inc.
Principal Group companies
Proportion of ownership interest in subsidiary	100.00%
Nokia Solutions and Networks Italia S.p.A.
Principal Group companies
Proportion of ownership interest in subsidiary	100.00%
Nokia Solutions and Networks Australia Pty Ltd
Principal Group companies
Proportion of ownership interest in subsidiary	100.00%